Depreciation, Amortization And Asset Removal Costs - Schedule of Depreciation and Amortization (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation of property, plant and equipment	$ 654	$ 641
Amortization of intangible assets	71	62
Amortization of regulatory assets	22	24
Depreciation and amortization (Note 5)	747	727
Asset removal costs	90	90
Total depreciation and amortization	$ 837	$ 817